Commitments and Contingencies (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Feb. 28, 2025	Aug. 31, 2021	May 31, 2021	Aug. 31, 2018	Jun. 30, 2026	May 04, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Aug. 22, 2024	Jul. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase shares						100,000
Warrants exercise price								$ 64.95
Loss contingency damages sought value	$ 1,600
Accrued and other current liabilities					$ 2,715		$ 2,648		$ 1,967		$ 1,600
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other commitments description				The Israeli subsidiary entered into a lease agreement for a 60-month period beginning January 1, 2019. The subsidiary may terminate the lease agreement on December 31 of each year with 6-month advance written notice to the lessor. If the subsidiary to terminate the lease agreement at the first 48-month period, then an exit penalty of $241 will apply.
Warrants to purchase shares			2,812
Warrants exercise price			$ 0.0001
Warrants expired		Sep. 30, 2026	Apr. 30, 2026
Lease Agreement [Member] | Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase shares		3,151								5,963
Warrants exercise price		$ 0.0001
Lease Agreement [Member] | Reverse Stock Split [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants exercise price			$ 0.002
Lease Agreement [Member] | Reverse Stock Split [Member] | Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants exercise price		$ 0.002